Corporate income taxes	6 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Corporate income taxes
19.	Corporate income taxes
Tax Assessments
The Bank received reassessments totaling $1,515
million of tax and interest as a result of the Canada Revenue Agency (CRA) denying the tax deductibility of certain Canadian dividends received during the 2011-2017 taxation years. The circumstances of the dividends subject to these reassessments are similar to those prospectively addressed by tax rules introduced in 2015 and 2018. The Bank has filed a Notice of Appeal with the Tax Court of Canada against the federal reassessment in respect of its 2011 taxation year. In addition, a subsidiary of the Bank received reassessments on the same matter in respect of its 2018 taxation year totaling $1.7 million of tax and interest.
A subsidiary of the Bank received withholding tax assessments from the CRA in respect of certain of its securities lending transactions for its 2014-2018 taxation years totaling $551 million of tax, penalties and interest. The subsidiary has filed a Notice of Appeal with the Tax Court of Canada against the federal assessment in respect of its 2014-2017 taxation years.
In respect of both matters, the Bank is confident that its tax filing position was appropriate and in accordance with the relevant provisions of the Income Tax Act (Canada) and intends to vigorously defend its position.

Canadian Federal Tax Measures
On December 1
5, 2022, certain Canadian federal tax measures impacti
ng
the Bank were enacted into law including the Canada Recovery Dividend (CRD), a one-time
15
% tax on taxable income in excess of $
1
billion, as well as an increase of
1.5
% to the federal corpo
rate
income tax rate on taxable income above $
100
million.

The impact
 of these enacted tax measures was recognized in the Bank’s financial results for the quarter ended January
31
,
2023
. The Bank recognized
income tax expense of $
579
million in the Consolidated Statement of Income for the present value of the total CRD payable of approximately $
640
million. The difference will accrete as interest expense over the remaining four
-year period. The increase in the Canadian statutory tax rate resulted in a benefit of $
39
million
related to the
2022
taxation year,
recorded in Q1 2023. This included
the revaluation of the Bank’s deferred tax assets and liabilities. Of this amount, $
13
million was recognized in the Consolidated Statement of Income and the remainder in Other Comprehensive Income.